AVAILABLE FOR SALE SECURITIES	6 Months Ended
Jun. 30, 2015
Investments, Debt and Equity Securities [Abstract]
AVAILABLE FOR SALE SECURITIES
AVAILABLE FOR SALE SECURITIES
Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	June 30, 2015	December 31, 2014
Amortized cost	56,709	80,743
Accumulated net unrealized loss	(8,293)	(7,087)
Carrying value	48,416	73,656

The Company's investment in marketable securities consists of investments in secured notes. The net unrealized accumulated loss on available-for-sale securities included in other comprehensive income as at June 30, 2015 was $8.3 million (December 31, 2014: $7.1 million).
The above available for sale securities consist of listed and unlisted corporate bonds with a total carrying value of $48.4 million (December 31, 2014: $49.9 million) and unlisted second lien interest-bearing loan notes with carrying value $nil (December 31, 2014: $23.7 million). The second lien loan notes were issued by Horizon Lines, LLC as part of compensation received on termination of charters in April 2012 and were redeemed on May 29, 2015 (see Note 3: Other Financial Items). The total face value of the second lien loan notes at December 31, 2014 was $59.4 million.